UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2005

Check here if Amendment [  ];  Amendment Number:1

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		October 25,2005

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		46
Form 13F Information Table Value Total:		$366,048
List of Other Managers:

No.  13F File Number	Name

      None


                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE     SHARED     NONE
Affymetrix Inc        COM      00826T108        $4,521       97790 SH          SOLE      None          60730         0      37060
Akamai Technologies   COM      00976T101        $6,474      405920 SH          SOLE      None         264600         0     141320
Analog Devices        COM      032654105       $11,150      300229 SH          SOLE      None         181839         0     118390
Arch Coal Inc         COM      039380100        $9,074      134430 SH          SOLE      None          87575         0      46855
Avocent Corporation   COM      053893103        $7,296      230577 SH          SOLE      None         143847         0      86730
BJ Services Company   COM      055482103       $13,813      383819 SH          SOLE      None         250979         0     132840
Bed Bath & Beyond     COM      075896100       $10,710      266555 SH          SOLE      None         174190         0      92365
CDW Corporation       COM      12512N105       $10,920      185346 SH          SOLE      None         108946         0      76400
Capital Source Inco   COM      14055X102        $8,696      398905 SH          SOLE      None          263105        0     135800
Claire's Stores Inc   COM      179584104       $10,819      448358 SH          SOLE      None          276613        0     171745
Coach, Inc.           COM      189754104        $6,947      221506 SH          SOLE      None          132096        0      89410
Colgate-Palmolive     COM      194162103          $206        3900 SH          SOLE      None            3835        0         65
Cytyc Corporation     COM      232946103        $8,136      303015 SH          SOLE      None          188775        0     114240
EMC Corp              COM      268648102          $186       14375 SH          SOLE      None           14115        0        260
Endo Pharmaceutical   COM      29264F205       $12,248      459266 SH          SOLE      None          286886        0     172380
Express Scripts Inc   COM      302102100       $10,398      167171 SH          SOLE      None          110196        0      56975
Fair Isaac & Compan   COM      303250104       $13,339      297754 SH          SOLE      None          181499        0     116255
Flextronics Interna   COM      Y2573F102       $10,686      831599 SH          SOLE      None          490619        0     340980
Foot Locker Incorpo   COM      344849104        $8,476      386313 SH          SOLE      None          232208        0     154105
Halliburton Company   COM      406216101          $230        3355 SH          SOLE      None            3305        0         50
Harman Internationa   COM      413086109        $6,189       60511 SH          SOLE      None           33901        0      26610
HCC Insurance Holdi   COM      404132102       $13,248      464356 SH          SOLE      None          280783        0     183573
Headwaters Inc        COM      42210P102       $12,010      321111 SH          SOLE      None          199716        0     121395
ITT Industries Inc    COM      450911102       $12,238      107728 SH          SOLE      None           67138        0      40590
Inamed Corp.          COM      453235103        $8,655      114369 sh          SOLE      None           64649        0      49720
Intuitive Surgical    COM      46120E602        $6,186       84410 SH          SOLE      None           48870        0      35540
Jabil Circuit Inc     COM      466313103       $11,510      372269 SH          SOLE      None          211299        0     160970
Jack Henry & Associ   COM      426281101        $5,018      258626 SH          SOLE      None          169466        0      89160
KLA Tencor Corporat   COM      482480100       $11,916      244372 SH          SOLE      None          152162        0      92210
MEMC Electronic Mat   COM      552715104       $10,014      439399 SH          SOLE      None          273399        0     166000
Modine Manufacturin   COM      607828100        $9,774      266465 SH          SOLE      None          166855        0      99610
National Oilwell Va   COM      637071101          $216        3290 SH          SOLE      None            3240        0         50
Noble Corporation     COM      G65422100        $8,000      116858 SH          SOLE      None           78613        0      38245
O'Reilly Automotive   COM      686091109        $5,099      180938 SH          SOLE      None          112868        0      68070
Pacific Sunwear CA    COM      694873100        $9,761      455268 SH          SOLE      None          271178        0     184090
Paid Incorporated     COM      69561N204            $2       10000 SH          SOLE      None           10000        0          0
Pharmaceutical Prod   COM      717124101        $7,439      129356 SH          SOLE      None           80701        0      48655
Respironics Inc       COM      761230101        $7,655      181469 SH          SOLE      None          125449        0      56020
Supergen Inc          COM      868059106        $1,050      166600 SH          SOLE      None          166600        0          0
Superior Energy Ser   COM      868157108        $7,796      337630 SH          SOLE      None          202890        0     134740
Tech Data Corporati   COM      878237106        $8,763      238699 SH          SOLE      None          136159        0     102540
Tiffany & Company     COM      886547108        $7,802      196176 SH          SOLE      None          122116        0      74060
Varian Medical Syst   COM      92220P105       $11,853      299998 SH          SOLE      None          180188        0     119810
Wal-Mart Stores       COM      931142103          $250        5715 SH          SOLE      None            5665        0         50
Weatherford Interna   COM      G95089101        $9,878      143864 SH          SOLE      None           89719        0      54145
Zion Bancorporation   COM      989701107        $9,401      131991 SH          SOLE      None           82596        0      49395
TOTAL PORTFOLIO                               $366,048    10871651 SHS                                6792178        0    4079473